Leases - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Accounts payable, accrued expenses, and other liabilities	Accounts payable, accrued expenses, and other liabilities
Operating lease assets	$ 199	$ 193
Operating lease liabilities	$ 205	$ 196
Weighted-average remaining term	3 years 3 months 18 days	3 years 8 months 12 days
Weighted-average discount rate	5.00%	5.10%